Restatement of Previously Issued Financial Statement - Summary of Restatement of Balance Sheet (Detail) - USD ($)			3 Months Ended			6 Months Ended	9 Months Ended
		Jan. 22, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Mar. 09, 2021	Jan. 13, 2021
Restatement [Line Items]
Class A common stock subject to possible redemption			$ 253,765,980	$ 253,765,980	$ 253,765,980	$ 253,765,980	$ 253,765,980	$ 253,765,980
Additional paid-in capital		$ 24,353		0	0	0		0
Accumulated deficit		(604)	(31,908,509)	(29,231,669)	(25,753,005)	(29,231,669)	(31,908,509)	(26,080,827)
Total shareholders' equity (deficit)		$ 24,396	(31,907,875)	(29,231,035)	(25,752,371)	(29,231,035)	(31,907,875)	(26,080,193)	$ 0
Initial classification of Class A common stock subject to possible redemption					253,765,980	253,765,980
Change in value of Class A common stock subject to possible redemption					0	0
Weighted average shares outstanding	[1]	5,625,000
Basic and diluted net loss per share		$ 0.00
Class A [Member]
Restatement [Line Items]
Class A common stock		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	0
Weighted average shares outstanding			25,376,598				20,481,452
Basic and diluted net loss per share			$ (0.08)				$ (0.29)
Class A common stock redeemable shares [Member]
Restatement [Line Items]
Weighted average shares outstanding				25,376,598	7,863,171	17,700,960
Basic and diluted net loss per share				$ (0.11)	$ (0.12)	$ (0.22)
ClassB common stock nonredeemable shares [Member]
Restatement [Line Items]
Weighted average shares outstanding				6,344,150	5,931,376	6,126,629
Basic and diluted net loss per share				$ (0.11)	$ (0.12)	$ (0.22)
As Previously Reported
Restatement [Line Items]
Class A common stock subject to possible redemption				$ 219,534,940	$ 223,013,600	$ 219,534,940		222,685,780
Additional paid-in capital				10,128,098	6,649,473	10,128,098		6,977,293
Accumulated deficit				(5,129,070)	(1,650,406)	(5,129,070)		(1,978,231)
Total shareholders' equity (deficit)				5,000,005	5,000,009	5,000,005		5,000,007
Initial classification of Class A common stock subject to possible redemption					222,685,780	222,685,780
Change in value of Class A common stock subject to possible redemption					327,820	(3,150,840)
As Previously Reported | Class A [Member]
Restatement [Line Items]
Class A common stock				$ 343	$ 308	$ 343		311
As Previously Reported | Class A common stock redeemable shares [Member]
Restatement [Line Items]
Weighted average shares outstanding				25,376,598	25,376,598	25,376,598
Basic and diluted net loss per share				$ 0	$ 0	$ 0
As Previously Reported | ClassB common stock nonredeemable shares [Member]
Restatement [Line Items]
Weighted average shares outstanding				6,344,150	5,851,019	6,129,745
Basic and diluted net loss per share				$ (0.55)	$ (0.28)	$ (0.84)
Restatement
Restatement [Line Items]
Class A common stock subject to possible redemption				$ 34,231,040	$ 30,752,380	$ 34,231,040		31,080,200
Additional paid-in capital				(10,128,098)	(6,649,473)	(10,128,098)		(6,977,293)
Accumulated deficit				(24,102,599)	(24,102,599)	(24,102,599)		(24,102,596)
Total shareholders' equity (deficit)				(34,231,040)	(30,752,380)	(34,231,040)		(31,080,200)
Initial classification of Class A common stock subject to possible redemption					31,080,200	31,080,200
Change in value of Class A common stock subject to possible redemption					(327,820)	3,150,840
Restatement | Class A [Member]
Restatement [Line Items]
Class A common stock				$ (343)	$ (308)	$ (343)		$ (311)
Restatement | Class A common stock redeemable shares [Member]
Restatement [Line Items]
Weighted average shares outstanding				0	(17,513,427)	(7,675,638)
Basic and diluted net loss per share				$ (0.11)	$ (0.12)	$ (0.22)
Restatement | ClassB common stock nonredeemable shares [Member]
Restatement [Line Items]
Weighted average shares outstanding				0	80,357	(3,116)
Basic and diluted net loss per share				$ 0.44	$ 0.16	$ 0.62

[1]	Excludes 843,750 shares of Class B common stock that are subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 6).